Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Ameren’s long-term incentive plan is available to for eligible employees, under Ameren's shareholder-approved 2006 Omnibus Incentive Compensation Plan (2006 Plan), which became effective May 2, 2006. The 2006 Plan provides for a maximum of 4 million common shares to be available for grant to eligible employees and directors. The 2006 Plan awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance share units, cash-based awards, and other stock-based awards.
A summary of nonvested shares at December 31, 2012, and changes during the year ended December 31, 2012, under the 2006 Plan are presented below:

	Performance Share Units
	Share Units	Weighted-average Fair Value per Unit
Nonvested at January 1, 2012	1,156,831	$31.70
Granted(a)	717,151	35.68
Unearned or forfeited(b)	(477,928)	32.04
Earned and vested(c)	(203,567)	34.01
Nonvested at December 31, 2012	1,192,487	$33.56

(a)	Includes performance share units (share units) granted to certain executive and nonexecutive officers and other eligible employees in January 2012 under the 2006 Plan.

(b)	Includes share units granted in 2010 that were not earned based on performance provisions of the award grants.

(c)
Includes share units granted in 2010 that vested as of December 31, 2012, that were earned pursuant to the provisions of the award grants. Also includes share units that vested due to attainment of retirement eligibility by certain employees. Actual shares issued for retirement-eligible employees will vary depending on actual performance over the three-year measurement period.

Ameren recorded compensation expense of $22 million, $13 million, and $11 million for the years ended December 31, 2012, 2011, and 2010, respectively, and a related tax benefit of $8 million, $5 million and $4 million for the years ended December 31, 2012, 2011, and 2010, respectively. Ameren settled performance share units and restricted shares of $11 million, $4 million, and $2 million for the years ended December 31, 2012, 2011, and 2010. All outstanding restricted shares vested as of the end of 2011. There were no significant compensation costs capitalized related to the performance share units during the years ended December 31, 2012, 2011, and 2010. As of December 31, 2012, total compensation cost of $21 million related to nonvested awards not yet recognized is expected to be recognized over a weighted-average period of 20 months.
Performance Share Units
Performance share units have been granted under the 2006 Plan. A share unit vests and entitles an employee to receive shares of Ameren common stock (plus accumulated dividends) if, at the end of the three-year performance period, certain specified performance or market conditions have been met and the individual remains employed by Ameren. The exact number of shares issued pursuant to a share unit varies from 0% to 200% of the target award, depending on actual company performance relative to the performance goals.
The fair value of each share unit awarded in January 2012 under the 2006 Plan was determined to be $35.68. That amount was based on Ameren's closing common share price of $33.13 at December 31, 2011, and lattice simulations. Lattice simulations are used to estimate expected share payout based on Ameren's total shareholder return for a three-year performance period relative to the designated peer group beginning January 1, 2012. The simulations can produce a greater fair value for the share unit than the applicable closing common share price because they include the weighted payout scenarios in which an increase in the share price has occurred. The significant assumptions used to calculate fair value also included a three-year risk-free rate of 0.41%, volatility of 17% to 31% for the peer group, and Ameren's attainment of a three-year average earnings per share threshold during the performance period.
The fair value of each share unit awarded in January 2011 under the 2006 Plan was determined to be $31.41. That amount was based on Ameren’s closing common share price of $28.19 at December 31, 2010, and lattice simulations. Lattice simulations are used to estimate expected share payout based on Ameren’s total shareholder return for a three-year performance period relative to the designated peer group beginning January 1, 2011. The simulations can produce a greater fair value for the share unit than the closing common share price because they include the weighted payout scenarios in which an increase in the share price has occurred. The significant assumptions used to calculate fair value also included a three-year risk-free rate of 1.08%, volatility of 22% to 36% for the peer group, and Ameren’s attainment of three-year average earnings per share threshold during the performance period.